SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	$ 35,242,363	$ 14,988,112	$ 17,360,353	$ 15,458,803
Colombia, Pesos
IfrsStatementLineItems [Line Items]
Total	1,445,179	1,117,352
Costa Rica, Colones
IfrsStatementLineItems [Line Items]
Total	6,599	15,287
Peru, Nuevos Soles
IfrsStatementLineItems [Line Items]
Total	479,057	237,240
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Total	$ 33,311,528	$ 13,618,233